Organization and Principal Activities (Details) - Schedule of Company's subsidiaries and consolidated VIEs	12 Months Ended
Dec. 31, 2022
First High-School Education Group (BVI) Limited (“First High-School BVI”) [Member]
Wholly owned subsidiaries
Place of establishment	BVI
Date of establishment, Subsidiaries	Sep. 20, 2018
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Investment holding
First High-School Group Hong Kong Limited (“First High-School HK”) [Member]
Wholly owned subsidiaries
Place of establishment	Hong Kong
Date of establishment, Subsidiaries	Sep. 28, 2016
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Investment holding
Yunnan Century Long-Spring Education Technology Co., Ltd. (“Yunnan WFOE”) [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Oct. 31, 2016
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service
Yunnan Long-Spring Logistics Service Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Sep. 16, 2015
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Education and management service
Long-Spring Education Holding Group Limited [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Sep. 20, 2011
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Investment holding
Beijing Hualing International Human Resources Co., Ltd [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Dec. 05, 2016
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management service
Yunnan Zhongchuang Education Tutorial School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Aug. 28, 2012
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Tutorial services
Kunming Xishan Long-Spring Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Apr. 04, 2014
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Kunming Chenggong Long-Spring Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jul. 23, 2015
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Yunnan Hengshui Experimental Secondary School— Xishan School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jul. 01, 2016
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Yiliang Long-Spring Experimental Secondary SchoolYunnan [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jul. 11, 2016
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Yunnan Long-Spring Foreign Language Secondary School Dianchi Resort District School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Apr. 18, 2017
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Qujing Hengshui Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jul. 18, 2017
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Yunnan Yuxi Hengshui Experimental High School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Aug. 03, 2017
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Kunming Guandu Hengshizhong Education Tutorial School Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jan. 10, 2019
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Tutorial services
Xinping Long-Spring Advanced Secondary School Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jul. 05, 2019
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Shanxi Long-Spring Enterprise Management Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jun. 20, 2019
Equity interest attributable to the Group	56.00%
Principal activities,Subsidiaries	Investment holding
Datong Hengshi Gaokao Tutorial School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jun. 20, 2019
Equity interest attributable to the Group	56.00%
Principal activities,Subsidiaries	Tutorial services
Xishuangbanna Long-Spring Experimental Secondary School Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jul. 20, 2020
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Guizhou Long-Spring Century Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jun. 17, 2020
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service
Guizhou Hengshizhong Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jul. 01, 2020
Equity interest attributable to the Group	56.00%
Principal activities,Subsidiaries	Management consulting service
Yunnan Lihua Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	May 11, 2020
Equity interest attributable to the Group	56.00%
Principal activities,Subsidiaries	Investment holding
Zhenxiong Bainian Long-Spring Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jul. 02, 2020
Equity interest attributable to the Group	56.00%
Principal activities,Subsidiaries	Management consulting service
Zhenxiong Long-Spring Advanced Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Sep. 01, 2020
Equity interest attributable to the Group	56.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Qiubei Long-Spring Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jul. 21, 2020
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Wenshan Long-Spring Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Aug. 03, 2020
Equity interest attributable to the Group	56.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Mengla Long-Spring Experimental Secondary School [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Sep. 04, 2020
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Formal education services*	[1]
Kunming Chenggong Times Giant Tutorial School Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Aug. 24, 2018
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Tutorial services
Beijing First High-Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Mar. 18, 2021
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service
Zhengzhou Hengshi Hengzhong Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jun. 10, 2021
Equity interest attributable to the Group	70.00%
Principal activities,Subsidiaries	Investment holding
Shenyang Century Long-Spring Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	May 12, 2021
Equity interest attributable to the Group	70.00%
Principal activities,Subsidiaries	Investment holding
Xiamen Hengshi Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jun. 07, 2021
Equity interest attributable to the Group	60.00%
Principal activities,Subsidiaries	Investment holding
Shenzhen Hengshi Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	May 27, 2021
Equity interest attributable to the Group	60.00%
Principal activities,Subsidiaries	Investment holding
Chongqing Hengshi Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Feb. 26, 2021
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Investment holding
Mengzi Bainian Long-Spring Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Feb. 08, 2022
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Investment holding
Panzhihua Bainian Long-Spring Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jan. 11, 2022
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Investment holding
Yunnan Hengshun Property Service Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Oct. 18, 2018
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service
Zunyi Hengshi Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	May 19, 2021
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service
Yunnan Long-Spring Education Holding Group Hengshui Experimental Middle School Management Co., Ltd [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Dec. 24, 2020
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service
Shaanxi Century Long-Spring Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Jan. 11, 2021
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Investment holding
Shaanxi Hengshi Hengzhong Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Mar. 08, 2021
Equity interest attributable to the Group	51.00%
Principal activities,Subsidiaries	Management consulting service
Guizhou New Vocational Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Sep. 17, 2022
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service	[1]
New Vocational Education (Hebei) Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Sep. 09, 2022
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service	[1]
New Vocational Education (Henan) Education Technology Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Sep. 13, 2022
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service	[1]
New Vocational Education (Chengdu) Cultural Development Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Dec. 20, 2022
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service	[1]
New Vocational Education (Shandong) Cultural Development Co., Ltd. [Member]
Wholly owned subsidiaries
Place of establishment	The PRC
Date of establishment, Subsidiaries	Nov. 01, 2022
Equity interest attributable to the Group	100.00%
Principal activities,Subsidiaries	Management consulting service	[1]

[1]	Formal education services include middle, high and international school services.